Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income (loss)	$ (333,574)	$ (114,267)	$ (732,342)	$ (870,054)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3,023	3,065	14,082	23,546
Stock based compensation	10,892	16,082	39,210	113,710
(Reversal of) Provision for accounts receivable allowances	(202,081)	83,224	187,416	59,760
Provision for product return reserve	126,646	0	(155,223)	13,767
Changes in operating assets and liabilities:
Accounts receivable	648,814	87,052	(748,762)	(386,096)
Inventories	(168,256)	(249,848)	247,621	(22,993)
Prepaid expenses and other assets	12,752	(32,924)	(73,771)	(13,690)
Accounts payable and accrued expenses	30,082	116,295	(117,458)	172,950
Net cash provided by (used in) operating activities	128,298	(91,321)	(1,339,227)	(909,100)
Investing activities:
Proceeds from sale of Unity investment	0	0	0	166,144
Purchases of property, plant and equipment	(19,414)	0	(19,959)	(648)
Net cash provided by (used in) investing activities	(19,414)	0	(19,959)	165,496
Financing activities:
Proceeds from stock rights offering (net of issuance costs)	0	0	0	377,561
Net funds from bank credit lines	(111,097)	0	910,807	0
Net cash provided by (used in) financing activities	(111,097)	0	910,807	377,561
Effect of exchange rate changes on cash	1,217	(614)	(282)	412
Net change in cash	(996)	(91,935)	(448,661)	(365,631)
Cash and cash equivalents at beginning of period	195,704	644,365	644,365	1,009,996
Cash and cash equivalents at end of period	194,708	552,430	195,704	644,365
Supplemental disclosures of cash flow information:
Cash paid during the period for: Interest	17,236	0	49,358	0
Cash paid during the period for: Income taxes	$ 512	$ 1,240	$ 3,392	$ 2,070